DEBT AND OBLIGATIONS UNDER CAPITAL LEASES	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
DEBT AND OBLIGATIONS UNDER CAPITAL LEASES
6.                                      DEBT AND OBLIGATIONS UNDER CAPITAL LEASES

Debt

As of June 30, 2013 and December 31, 2012, the Partnership had total long-term debt outstanding of $992.8 million and $739.5 million, respectively. The increase is attributable to the bank debt assumed upon the acquisition of the Golar Maria in February 2013 and the refinancing of the Golar Winter and Golar Grand leases with a new loan facility as further described below. In addition, in May 2013, the Partnership drew down $20 million from its revolving Sponsor credit facility with Golar. The Sponsor credit facility is unsecured, interest free and repayable in April 2014.

Golar Maria facility

The Golar Maria facility is secured against the Golar Maria and was assumed by the Partnership upon the acquisition of the vessel from Golar in February 2013. The amount originally drawn down under the facility was $120 million , but the balance outstanding under the facility at the date of acquisition was $89.5 million. The Golar Maria facility bears interest at LIBOR plus a margin and is repayable in quarterly installments with a final balloon payment of $80.8 million due in December 2014.

Golar Partners Operating credit facility

In June 2013, the Partnership refinanced existing lease financing arrangements in respect of two vessels, the Golar Winter and the Golar Grand, and entered into a new five year, $275 million loan facility with a banking consortium. The loan facility is split into two tranches, a $225 million term loan facility and a $50 million revolving credit facility. As of June 30, 2013, the Partnership had not borrowed under the $50 million revolving credit facility. The loan facility is secured against the Golar Winter and the Golar Grand and is repayable in quarterly installments with a final balloon payment of $130 million payable in July 2018. The loan facility and the revolving credit facility bear interest at LIBOR plus a margin.

In April 2013, the Partnership received waivers relating to the requirement under the Golar LNG Partners credit facility and the Golar Freeze facility relating to change of control over the Partnership. Following the grant of such waivers, in order to permanently resolve this issue, the loan facilities affected by the loss of control which contained the change of control provisions were amended in June 2013. The Partnership is now in compliance with all covenants and expects to remain so for the foreseeable future.

Obligations under capital leases

The Partnership’s capital lease obligations as of June 30, 2013 and December 31, 2012 were $146.0 million and $412.4 million, respectively. The decrease is due to the termination of the Golar Winter and Grand lease obligations in June 2013 (see note 7).